Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations
Revenue, net	$ 192,484,301	$ 220,057,606	$ 230,042,240
Voyage expenses	(88,577,719)	(81,253,212)	(96,056,391)
Vessel operating expenses	(60,833,537)	(62,546,733)	(62,546,606)
Charter hire costs	(6,930,193)	(1,367,528)
Depreciation	(31,703,305)	(32,187,324)	(32,322,695)
Amortization of deferred drydock expenditures	(5,168,526)	(6,198,245)	(4,803,069)
General and administrative expenses
Corporate	(16,071,865)	(15,122,906)	(14,951,996)
Commercial and chartering	(3,125,574)	(2,780,970)	(3,194,218)
Loss on vessel held for sale		(6,447,309)
Loss on sale of vessels			(13,162,192)
Unrealized gains / (losses) on derivatives	276,268	(113,591)
Interest expense and finance costs	(16,771,198)	(18,168,155)	(26,759,754)
Interest income	55,088	281,618	952,190
Loss before taxes	(36,366,260)	(5,846,749)	(22,802,491)
Income tax	(149,593)	(199,446)	(58,766)
Loss from equity method investments	(316,790)
Net loss	(36,832,643)	(6,046,195)	(22,861,257)
Preferred dividend	(1,254,058)
Net loss attributable to common stockholders	$ (38,086,701)	$ (6,046,195)	$ (22,861,257)
Net loss per share, basic (in dollars per share)	$ (1.12)	$ (0.18)	$ (0.69)
Net loss per share, diluted (in dollars per share)	$ (1.12)	$ (0.18)	$ (0.69)
Weighted average number of shares outstanding, basic (in shares)	33,882,932	33,241,936	33,097,831
Weighted average number of shares outstanding, diluted (in shares)	33,882,932	33,241,936	33,097,831